REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                             New York, NY 10020-2302



                                    June 2, 2006



VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549


z        Re:      New Jersey Daily Municipal Income Fund, Inc.
                  File Nos. 33-36317; 811-6152; CIK: 0000866782

Ladies and Gentlemen:

              On behalf of New Jersey Daily Municipal Income Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on May 31, 2006.

     If you have any questions or comments regarding this filing, please call Lisette Rivera at (212) 830-5432.



                                    Very truly yours,



                                    New Jersey Daily Municipal Income Fund, Inc.

                                    /s/Rosanne Holtzer
                                    ------------------
                                    By: Rosanne Holtzer
                                        Secretary